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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008 to December 31, 2008

Item 1.	Reports to Stockholders.

Hewitt Series Trust

Hewitt Money Market Fund

Annual Report

December 31, 2008

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (7/1/08)	Ending Account Value (12/31/08)	Annualized Expense Ratio†	Expenses Paid During Period* (7/1/08 to 12/31/08)
Administrative Shares
Actual	$1,000.00	$1,007.40	0.97%	$4.89
Hypothetical (5% return before expenses)	1,000.00	1,020.30	0.97	4.93

†	This ratio includes the Fund’s share of expenses charged to the Master Portfolio into which the Fund invests. Annualized expense ratio above 0.95% is due to expenses associated with the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program (Note 4).
*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days) to reflect the one-half year period.

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$344,613,828
Prepaid Expenses:
Treasury’s Guarantee Program fee (Note 4)	43,975
Receivables:
Due from Hewitt Financial Services LLC (Note 2)	984

Total Assets	344,658,787

LIABILITIES
Payables:
Distribution to shareholders	188,219
Due to Master Portfolio	43,608
Accrued Trustees fees	7,087
Accrued Administration fees (Note 2)	367,877
Accrued shareholder servicing fees	205,278
Other accrued expenses	151,094

Total Liabilities	963,163

NET ASSETS	$343,695,624

Net assets consist of:
Paid-in capital	$343,709,475
Undistributed net investment income	811
Accumulated net realized loss	(14,662)

NET ASSETS	$343,695,624

Shares outstanding	343,707,754

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$9,052,039
Expenses(a)	(214,010)

Net investment income allocated from Master Portfolio	8,838,029

FUND EXPENSES (Note 2)
Administration fees	1,715,214
Shareholder servicing fees	780,254
Fund accounting & transfer agent fees	100,032
Legal fees	40,010
Audit fees	23,295
Printing costs	78,996
Registration costs	141,094
Trustees fees	44,998
Treasury’s Guarantee Program fee (Note 4)	37,256

Total fund expenses	2,961,149

Fees reimbursed by Hewitt Associates LLC (Note 2)	(180,119)

Total Net Expenses	2,781,030

NET INVESTMENT INCOME	6,056,999

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized loss	(14,662)

Net loss on investments	(14,662)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,042,337

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $102,561.

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,056,999	$11,746,548
Net realized gain (loss)	(14,662)	342

Net increase in net assets resulting from operations	6,042,337	11,746,890

Distributions to shareholders:
From net investment income:
Administrative Shares	(6,056,999)	(9,600,803)
Institutional Shares	—	(2,145,782)

	(6,056,999)	(11,746,585)

Total distributions to shareholders	(6,056,999)	(11,746,585)

Capital share transactions (Note 3):
Net capital share transactions
Administrative Shares	75,420,363	85,242,923
Institutional Shares(a)	—	(85,966,572)

Net increase (decrease) in net assets resulting from capital share transactions	75,420,363	(723,649)

Increase (decrease) in net assets	75,405,701	(723,344)
NET ASSETS:
Beginning of year	268,289,923	269,013,267

End of year	$343,695,624	$268,289,923

Undistributed net investment income included in net assets at end of year	$811	$491

(a)	The Share Class liquidated on June 25, 2007.

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Administrative Shares
	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.04	0.04	0.02	0.00	(a)

Total from investment operations	0.02	0.04	0.04	0.02	0.00

Less distributions from:
Net investment income	(0.02)	(0.04)	(0.04)	(0.02)	(0.00	)(a)

Total distributions	(0.02)	(0.04)	(0.04)	(0.02)	(0.00)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.00%	4.48%	4.22%	2.37%	0.49%

Ratios/Supplemental data:
Net assets, end of year (000s)	$343,696	$268,290	$183,047	$129,465	$93,373
Ratio of net expenses to average net assets(b)(c)	0.96%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(b)(c)	1.05%	1.06%	1.06%	1.15%	1.18%
Ratio of net investment income to average net assets(b)(c)	1.94%	4.38%	4.17%	2.41%	0.50%
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses(b)(c)	1.85%	4.27%	4.06%	2.21%	0.27%

(a)	Rounds to less than $0.01.
(b)	Ratio reflects the expenses of both the Fund and the Master Portfolio into which the Fund invests.
(c)	Ratio for year ended December 31, 2008 includes 0.01% of expense associated with the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program (Note 4).

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

As of June 25, 2007, all of the shareholders of the Institutional Share Class had redeemed their shares. The Institutional Share Class no longer is offered to the public.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (1.53% of total Master Portfolio assets as of December 31, 2008).

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of December 31, 2008, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 1 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

Federal Income Taxes

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2008.

As of December 31, 2008, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $811 and capital and other losses of $14,662, for net accumulated losses of $13,851.

The tax character of distributions paid during 2008 and 2007 for the Fund were as follows: ordinary income of $6,056,999 and $11,746,585, respectively.

As of December 31, 2008, the tax year-end of the Fund, the Fund had tax basis capital loss carryforwards of $14,662 expiring in 2016. Such losses may be applied against any net realized taxable gains in the succeeding years or until the expiration date, whichever occurs first.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years and has determined that no provision for income tax is required in the Fund’s financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

2. Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund to the extent necessary so that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, do not exceed 0.95% of the average daily net assets of the Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2008, Hewitt Associates reimbursed the Fund $180,119 for expenses related to this agreement.

Hewitt Associates and Barclays Global Investors N.A. (“BGI”), the parent company of Barclays Global Fund Advisors, Inc. (“BGFA”), have entered into a sub-administration agreement, pursuant to which BGI provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Hewitt Associates pays BGI a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC (“HFS”), an affiliate of Hewitt Associates, serves as the Distributor of the Fund. HFS does not receive a fee from the Fund for its distribution services.

HFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, HFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through HFS. In addition, HFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays HFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of the MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BGFA serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

3. Capital Share Transactions

As of December 31, 2008, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares for the Administrative and Institutional Shares of the Fund were as follows:

Administrative Shares

	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	238,345,209	$238,345,209	218,232,689	$218,232,689
Shares issued in reinvestments of dividends	6,696,087	6,696,087	9,457,039	9,457,039
Shares redeemed	(169,620,933)	(169,620,933)	(142,446,805)	(142,446,805)

Net increase	75,420,363	$75,420,363	85,242,923	$85,242,923

Institutional Shares

	Year Ended December 31, 2007(a)
	Shares	Amount
Shares Issued and Redeemed:
Shares sold	61,737,579	$61,737,579
Shares issued in reinvestments of dividends	2,197,153	2,197,153
Shares redeemed	(149,901,321)	(149,901,304)

Net decrease	(85,966,589)	$(85,966,572)

(a)	The Share Class liquidated on June 25, 2007.

4. Temporary Guarantee Program for Money Market Funds

The Fund participates in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program protects the shares of any shareholder of record in the Fund on September 19, 2008 (“Covered Shareholder”); it does not protect investors who were not shareholders of record in the Fund on that date. The number of shares protected is the lesser of the number of shares owned by a Covered Shareholder on September 19, 2008 and the number of shares owned when a guarantee event occurs. A guarantee event generally would occur if the Fund’s market-based net asset value per share were less than $0.995. A Covered Shareholder will receive $1.00 per protected share upon liquidation of the Fund (subject to adjustment and the overall limit of $50 billion available to all money market funds participating in the Program).

The initial period of the Program extended through December 18, 2008 (the “Initial Period”) and the Fund paid to the Treasury an amount equal to 0.01% of the net asset value of the Fund as of September 19, 2008 in order to participate during the Initial Period. The Treasury recently extended the Program through April 30, 2009 (the “Extension Period”) and the Fund paid an additional amount equal to 0.015% of the net asset value of the Fund as

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

of September 19, 2008 in order to participate during the Extension Period. Amounts paid to the Treasury are initially reflected as prepaid expenses on the accompanying Statement of Assets and Liabilities and amortized over the respective Initial Period and Extension Period. Expenses associated with participation during both the Initial Period and the Extension Period are borne directly by the Fund, including shareholders that are not covered under the program, without regard to the ordinary expense limitation of 0.95% of the average daily net assets currently in effect for the Fund. The amount of the Treasury’s Guarantee Program fee amortized during the period by the Fund is shown in the accompanying Statement of Operations.

The Program may be extended by the U.S. Department of the Treasury through September 18, 2009. In the event that the Program is extended, the Board of Trustees of the Trust will consider whether the Fund should continue to participate.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Hewitt Series Trust:

In our opinion, the accompanying statement of assets and liabilities, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hewitt Money Market Fund, the fund comprising Hewitt Series Trust (the “Fund”), at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2009

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2008. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the SEC’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HEWITT SERIES TRUST

Trustees and Officers Information List (Unaudited)

Disinterested Trustees*

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Public Company and Investment Company Directorships

Don Hunt, 70 C/O Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Director, since July 7, 1998	Retired	Chairman and Director, ADA Business Enterprises, Inc.; Director, Vision III Imaging, Inc.

John Oliverio, 56 C/O Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Director, since July 7, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc.	Director, Wheaton Franciscan Ministries, Inc.; Director, United Health System; Director, Affinity Health System; Director, All Saints Health System; Director, Covenant Healthcare System; Director, Wheaton Franciscan Services, Inc.

Interested Trustees** and Officers
Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Public Company and Investment Company Directorships

Andrea W. Armstrong, 42 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	President since December 2007	Chief Executive Officer, Hewitt Financial Services LLC; Benefits Leader, Hewitt Associates LLC	None

Peter E. Ross, 49 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Secretary and Chief Compliance Officer, since July 7, 1998, and 2004, respectively	Secretary, General Counsel and Chief Compliance Officer, Hewitt Financial Services LLC; Assistant Secretary, Hewitt Associates LLC; Assistant General Counsel, Hewitt Associates LLC	None

Douglas S. Keith, 43 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Treasurer and Chief Financial Officer, since May 2005	Chief Financial Officer, Hewitt Financial Services LLC; Divisional Controller, Emerson Electric Co.	None

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.
**	Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund’s shares.

Each Trustee oversees one fund within the Fund complex.

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-890-3200.

MONEY MARKET MASTER PORTFOLIO

December  31, 2008

Schedule of Investments

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—8.11%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,008,827
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09	250,000,000	250,004,598
3.22%, 08/20/09	150,000,000	150,004,660
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,992,476
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	125,000,000	125,001,657
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,825,012,218)		1,825,012,218

COMMERCIAL PAPER—47.41%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	248,871,251
Alpine Securitization Corp.
1.40%, 01/05/09(a)	200,000,000	199,968,889
Amstel Funding Corp.
1.50%, 01/02/09(a)	500,000,000	499,979,167
1.60%, 01/12/09(a)	250,000,000	249,877,778
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	320,000,000	314,197,333
Banco Bilbao Vizcaya Argentaria London
0.90%, 01/15/09	65,000,000	64,977,250
Barton Capital Corp.
1.45%, 01/21/09(a)	50,000,000	49,959,722
1.45%, 01/22/09(a)	150,000,000	149,873,125
1.45%, 02/02/09(a)	127,000,000	126,836,311
Bryant Park Funding LLC
0.30%, 01/20/09(a)	120,000,000	119,981,000
0.55%, 03/12/09(a)	150,000,000	149,839,583
CAFCO LLC
1.40%, 01/07/09(a)	50,000,000	49,988,333
1.55%, 01/09/09(a)	350,000,000	349,879,444
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	340,000,000	339,909,333
2.02%, 01/05/09(a)	200,000,000	199,955,111
Chariot Funding LLC
1.50%, 02/04/09(a)	150,000,000	149,787,500
2.85%, 01/15/09(a)	175,000,000	174,806,042
4.10%, 01/05/09(a)	115,650,000	115,597,315
Charta LLC
1.55%, 01/09/09(a)	350,000,000	349,879,444
Citibank Omni Master Trust
1.75%, 01/21/09(a)	125,000,000	124,878,472
2.35%, 01/09/09(a)	225,000,000	224,882,500
2.40%, 01/09/09(a)	160,000,000	159,914,667
2.50%, 01/05/09(a)	120,000,000	119,966,666
2.65%, 01/05/09(a)	200,000,000	199,941,111
E.ON AG
1.30%, 02/18/09(a)	75,000,000	74,870,000
Falcon Asset Securitization Corp.
1.75%, 01/08/09(a)	100,322,000	100,287,862
4.10%, 01/05/09(a)	200,000,000	199,908,889
Govco Inc.
3.00%, 01/21/09(a)	200,000,000	199,666,667
3.00%, 01/22/09(a)	300,000,000	299,475,000
Greenwich Capital Holdings Inc.
3.12%, 02/04/09	350,000,000	348,968,666
3.15%, 01/22/09	200,000,000	199,632,500

MONEY MARKET MASTER PORTFOLIO

December 31, 2008

Schedule of Investments—Continued

Security	Face Amount	Value
Jupiter Securitization Corp.
1.50%, 02/04/09(a)	$175,000,000	$174,752,083
1.75%, 01/08/09(a)	125,000,000	124,957,465
4.10%, 01/05/09(a)	100,000,000	99,954,445
LMA Americas LLC
0.55%, 01/13/09(a)	154,000,000	153,971,767
0.60%, 01/20/09(a)	146,000,000	145,953,767
Matchpoint Master Trust
0.30%, 01/16/09(a)	85,000,000	84,989,375
Park Avenue Receivables Corp.
2.85%, 01/07/09(a)	100,000,000	99,952,500
2.85%, 01/21/09(a)	100,000,000	99,841,667
4.10%, 01/05/09(a)	200,000,000	199,908,889
Ranger Funding Co. LLC
1.40%, 01/28/09(a)	214,584,000	214,358,687
1.47%, 01/21/09(a)	48,000,000	47,960,800
2.90%, 01/12/09(a)	112,336,000	112,236,458
Regency Markets No. 1 LLC
0.57%, 01/21/09(a)	135,298,000	135,255,156
0.90%, 01/09/09(a)	144,060,000	144,031,188
1.40%, 03/10/09(a)	127,630,000	127,292,490
Solitaire Funding Ltd.
0.75%, 01/15/09	225,000,000	224,934,375
0.80%, 01/15/09(a)	125,000,000	124,961,111
0.80%, 01/20/09(a)	265,000,000	264,888,111
1.60%, 01/09/09(a)	150,000,000	149,946,667
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	158,513,000	158,471,170
0.80%, 01/12/09(a)	64,793,000	64,777,162
Tulip Funding Corp.
1.55%, 01/07/09(a)	413,464,000	413,357,189
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	170,000,000	169,960,711
Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	248,835,554
Westpac Securities NZ Ltd.
2.52%, 03/09/09	200,000,000	199,062,000
Yorktown Capital LLC
1.40%, 01/12/09(a)	230,000,000	229,901,611
3.00%, 01/09/09(a)	290,484,000	290,290,344

TOTAL COMMERCIAL PAPER
(Cost: $10,661,359,673)		10,661,359,673

MEDIUM-TERM NOTES—5.97%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09(b)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000
2.75%, 01/05/09	330,000,000	330,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	62,315,463

TOTAL MEDIUM-TERM NOTES
(Cost: $1,342,315,463)		1,342,315,463

REPURCHASE AGREEMENTS—20.51%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $150,000,083 (collateralized by U.S. government obligations, value $153,000,025, 1.13%, 12/15/11).	150,000,000	150,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2008

Schedule of Investments—Continued

Security	Face Amount	Value
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	$40,000,000	$40,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $385,005,561 (collateralized by non-U.S. government debt securities, value $423,500,000, 0.00% to 10.00%, 2/23/36).	385,000,000	385,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $465,006,717 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $138,001,840 (collateralized by non-U.S. government debt securities, value $144,900,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	138,000,000	138,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $400,005,333 (collateralized by non-U.S. government debt securities, value $417,484,558, 0.56% to 6.44%, 7/5/09 to 10/25/21).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $100,000,389 (collateralized by U.S. government obligations, value $102,000,414, 5.50% to 7.00%, 11/1/28 to 8/1/38).	100,000,000	100,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2008

Schedule of Investments—Continued

Security	Face Amount	Value
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $1,000,010,556 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,020,875,497, 4.50% to 6.38%, 1/27/15 to 10/1/38).	$1,000,000,000	$1,000,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $183,668,051 (collateralized by U.S. government obligations, value $187,341,426, 8.88%, 8/15/17).	183,668,000	183,668,000
Greenwich Capital Markets Tri-Party 0.29%, dated 12/31/08, due 1/2/09, maturity value $750,012,083 (collateralized by U.S. government obligations, value $765,000,023, 3.25% to 4.50%, 4/20/09 to 6/28/13).	750,000,000	750,000,000
HSBC Securities Inc. Tri-Party 0.12%, dated 12/31/08, due 1/2/09, maturity value $100,000,667 (collateralized by non-U.S. government debt securities, value $104,861,526, 0.00% to 9.50%, 9/13/16 to 11/25/37).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $600,004,667 (collateralized by non-U.S. government debt securities, value $618,210,355, 0.00% to 14.88%, 1/9/09 to 2/12/67).	600,000,000	600,000,000
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $100,000,056 (collateralized by U.S. government obligations, value $102,000,119, 3.63% to 7.50%, 7/15/09 to 11/15/24).	100,000,000	100,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2008

Schedule of Investments—Continued

Security	Face Amount	Value
Morgan Stanley Tri-Party 0.34%, dated 12/31/08, due 1/2/09, maturity value $100,001,889 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	$100,000,000	$100,000,000
Morgan Stanley Tri-Party 0.54%, dated 12/31/08, due 1/2/09, maturity value $100,003,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,611,668,000)		4,611,668,000

TIME DEPOSITS—1.96%
BNP Paribas
0.01%, 01/02/09	80,685,000	80,685,000
Branch Banking & Trust
0.00%, 01/02/09	160,000,000	160,000,000
Societe Generale
0.03%, 01/14/09(b)	200,000,000	200,000,000

TOTAL TIME DEPOSITS
(Cost: $440,685,000)		440,685,000

VARIABLE & FLOATING RATE NOTES—15.26%
American Express Bank FSB
0.41%, 06/12/09	50,000,000	49,840,497
American Honda Finance Corp.
1.51%, 03/23/09(a)	95,000,000	94,984,732
Bank of America N.A.
4.35%, 10/03/09	225,000,000	225,000,000
BBVA US Senior SA Unipersonal
4.62%, 04/17/09(a)	50,000,000	49,941,912
General Electric Capital Corp.
0.50%, 04/24/09	60,000,000	60,000,576
ING Bank NV
2.22%, 06/17/09(a)	325,000,000	325,000,000
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	235,000,000	235,000,000
MassMutual Global Funding II
2.05%, 02/02/09(a)	125,000,000	125,000,000
Metropolitan Life Insurance Co.
2.69%, 08/18/09(b)	50,000,000	50,000,000
4.95%, 07/20/09(b)	25,000,000	25,000,000
Monumental Global Funding III
0.97%, 02/17/09(a)	5,000,000	4,995,584
2.55%, 08/17/09(a)	150,000,000	150,000,000
Pricoa Global Funding I
2.45%, 06/12/09(a)	100,000,000	100,000,000
Procter & Gamble Co.
2.22%, 09/09/09	100,000,000	100,000,000
Royal Bank of Canada
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	125,000,000	125,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2008

Schedule of Investments—Continued

Security	Face Amount	Value
Toyota Motor Credit Corp.
0.59%, 09/22/09	$275,000,000	$275,000,000
0.59%, 10/02/09	200,000,000	200,000,000
Wachovia Bank N.A.
4.42%, 05/01/09	498,000,000	498,000,000
Wells Fargo & Co.
1.35%, 03/13/09(a)	50,000,000	50,002,992
3.55%, 05/01/09(a)	164,900,000	164,918,564
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,432,684,857)		3,432,684,857

TOTAL INVESTMENTS IN SECURITIES—99.22%
(Cost: $22,313,725,211)		22,313,725,211

Other Assets, Less Liabilities— 0.78%		175,235,515

NET ASSETS—100.00%		$22,488,960,726

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

December 31, 2008

Portfolio Allocation (Unaudited)

Asset Type	Value	% of Net Assets
Commercial Paper	$10,661,359,673	47.41%
Repurchase Agreements	4,611,668,000	20.51
Variable & Floating Rate Notes	3,432,684,857	15.26
Certificates of Deposit	1,825,012,218	8.11
Medium-Term Notes	1,342,315,463	5.97
Time Deposits	440,685,000	1.96
Other Net Assets	175,235,515	0.78

TOTAL	$22,488,960,726	100.00%

This table is not part of the financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$17,702,057,211
Repurchase agreements, at fair value and cost (Note 1)	4,611,668,000

Total investments	22,313,725,211
Cash	89,741,920
Receivables:
Interest	86,143,731
Due from Feeder Funds	465,916

Total Assets	22,490,076,778

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,079,757
Accrued expenses:
Professional fees (Note 2)	36,295

Total Liabilities	1,116,052

NET ASSETS	$22,488,960,726

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$930,375,499

Total investment income	930,375,499

EXPENSES (Note 2)
Investment advisory fees	31,522,143
Professional fees	65,062
Independent trustees’ fees	306,772

Total expenses	31,893,977
Less expense reductions (Note 2)	(10,180,079)

Net expenses	21,713,898

NET INVESTMENT INCOME	908,661,601

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(4,744,208)
Payment from affiliate (Note 2)	3,399,402

Net realized loss	(1,344,806)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$907,316,795

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$908,661,601	$1,082,958,398
Net realized gain (loss)	(1,344,806)	42,548

Net increase in net assets resulting from operations	907,316,795	1,083,000,946

Interestholder transactions:
Contributions	50,941,712,613	66,603,193,729
Withdrawals	(60,852,472,460)	(43,118,755,786)

Net increase (decrease) in net assets resulting from interestholder transactions	(9,910,759,847)	23,484,437,943

Increase (decrease) in net assets	(9,003,443,052)	24,567,438,889
NET ASSETS:
Beginning of year	31,492,403,778	6,924,964,889

End of year	$22,488,960,726	$31,492,403,778

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1. Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS—Continued

is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolio. The Master Portfolio considers observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities, certain U.S. government securities and typically, exchange-traded derivatives such as futures contracts and exchange-traded option contracts. The Master Portfolio does not adjust the quoted price for such instruments, even in situations where the Master Portfolio holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, state, municipal and provincial obligations, and securities valued using the amortized cost method of valuation. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolio uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolio in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolio in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolio due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations.

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS—Continued

review of the deviation of the Master Portfolio’s net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolio’s amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments as of December 31, 2008:

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Money Market Master Portfolio	$—	$22,313,725,211	$—	$22,313,725,211

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Master Portfolio’s financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS—Continued

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA waived and/or credited investment advisory fees in the amount of $10,180,079 for the Master Portfolio.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered  public  accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services  to  the  Master  Portfolio,  for so long as BGI is entitled to compensation for  providing administration services  to  corresponding  feeder  funds  that  invest  substantially  all  of  their  assets  in  the  Master  Portfolio,  or  BGI  (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS—Continued

On February 19, 2008, an affiliate of BGFA purchased securities from the Master Portfolio for cash at $181,990,742, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statement of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Ratio of expenses to average net assets	0.07%		0.07%	0.08%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.88%		5.23%	4.99%	3.27%	1.40%
Total return	2.90	%(a)	5.40%	5.13%	3.28%	1.39%

(a)

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BGFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2009

MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of MIP, also serves as a Trustee for BGIF and iShares Trust and as a Director of iShares, Inc., and oversees 203 portfolios within the fund complex. Each other Trustee of MIP also serves as a Trustee of BGIF and oversees 26 portfolios within the fund complex. The address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105.

MIP’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Master Portfolio’s Trustees and Officers may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 47	Trustee (since 2001) and Chairperson of the Board (since 2007).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Trustee (since 2001) of BGIF; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 48	Trustee and President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BGIF; Trustee (since 2007), University of California Berkeley Foundation.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolio and BGI, the parent company of BGFA and the administrator of the Master Portfolio. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 64	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes.	Trustee (since 2001) of BGIF; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Immediate Past Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 63	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of BGIF.

MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)—Continued

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Hayne E. Leland, 67	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of BGIF.

Jeffrey M. Lyons, 53	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of BGIF.

Wendy Paskin-Jordan, 52	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Advisory Board Member (2006-2008) of Healthy Handfuls (natural food company); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of BGIF; Director (since 2001) of the California State Automobile Association; Director (2001-2008) of Maier Siebel Baber; Director (since 2008) of RPF Fund II, RPF Fund IV and RPF Fund V.

Leo Soong, 62	Trustee (since 2000) and Lead Independent Trustee (since 2006).	Senior Advisor (since 1997) and Managing Director (1989-2008) of CG Roxane LLC (water company); Senior Advisor (since 1997) of Crystal Geyser Water Co. (water company); President (2002-2008) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies).	Trustee (since 2000) of BGIF; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations, BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)—Continued

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
David Lonergan, 38	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI.	None.

Alan Mason, 48	Vice President (since 2007).	Global Head (since 2008) of Portfolio Management, Client Solutions; Head (2006-2008) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

Item 2.	Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John D. Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is considered independent for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this item does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

$17,325 and $17,845 are the aggregate fees billed for the 2007 and 2008 fiscal years respectively for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c) Tax Fees

$4,862 and $5,007 are the aggregate fees billed for the 2007 and 2008 fiscal years respectively for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services relates directly to the operations and financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the registrant, Hewitt and any entity controlling, controlled by, or under common control with Hewitt that provides ongoing services to the registrant to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

(2) 0% services described in paragraphs (b)-(d) of this Item 4 were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. .

(f) No disclosures are required by this Item 4(f).

(g) $4,862 and $5,007 are the aggregate non-audit fees billed for the 2007 and 2008 fiscal years respectively for services rendered by the principal accountant to the registrant. $2,481,707 and $2,207,506 are the aggregate non-audit fees billed for the 2007 and 2008 fiscal years respectively for services rendered by the principal accountant to Hewitt Associates, Inc., the registrant’s administrator.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to Hewitt Associates, Inc., the registrant’s administrator, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

3

Item 12.	Exhibits.

(a)	(1)	Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date February 20, 2009

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date February 20, 2009